Capital and Reserves - Summary of Other Comprehensive Income Accumulated in Reserves, Net of Tax (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Beginning Balance	$ 1,675	$ (1,904)	$ (1,904)	$ 7,789
Foreign operations – foreign currency translation differences	(67)	$ 1,530	3,579	(9,693)
Ending Balance	$ 1,608		$ 1,675	$ (1,904)